SUBSEQUENT EVENTS (Details) € in Millions	Feb. 02, 2023 EUR (€)
Disposal of major subsidiary [member]
Disclosure of non-adjusting events after reporting period [line items]
Cash consideration received on sale of business	€ 1.6